Restatement of Prior Period (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Operating lease right-of-use assets	$ 1,238,800		$ 1,373,600		$ 1,475,500			$ 665,300
Other assets	58,200		58,200		62,400			54,300
Total assets	14,199,900		18,069,200		21,007,900			29,006,400
Accounts payable	640,800		887,300		1,105,900			453,500
Accrued expenses	926,200		821,800		796,000			633,500
Contract liabilities			134,400		29,000			0
Contingent consideration, current portion			0		0			136,600
Bank overdraft			0		0			321,700
Total assets	(14,199,900)		(18,069,200)		(21,007,900)			(29,006,400)
Lease liabilities, current portion	138,600		276,900		299,300			270,500
Paycheck Protection Program loan			0		0			433,800
Liabilities of discontinued operations			0		0			37,200
Total current liabilities	1,713,900		2,120,400		2,230,200			2,286,800
Accumulated deficit	(23,061,100)		(18,398,600)		(14,319,200)			(651,100)
Contingent consideration payable, less current portion			0		0			23,400
Lease liabilities, less current portion	1,156,900		1,156,200		1,239,600			460,500
Other long-term liabilities			0		0			10,900
Total shareholders' equity	11,329,100	$ 13,068,600	14,792,600		17,538,100	$ 27,136,200	$ 25,489,500	26,224,800	$ 11,721,400
Total liabilities and shareholders' equity	(14,199,900)		(18,069,200)		(21,007,900)			(29,006,400)
Total liabilities	2,870,800		3,276,600		3,469,800			2,781,600
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021	350,200		351,200		351,200			324,000
Additional paid-in capital			32,900,800		31,664,100			26,613,500
Accumulated comprehensive loss	3,300		(8,400)		(105,600)			(9,200)
Goodwill	115,300		115,300		115,300			4,395,400
Deferred taxes			0		0			2,489,900
Less common stock held in treasury at cost, 19,802 shares			52,400		52,400			52,400
Total liabilities and shareholders' equity	14,199,900		18,069,200		21,007,900			29,006,400
Cash and cash equivalents	644,500	$ 644,500	1,927,100		2,971,100			9,675,200
Investment securities			4,272,100		6,391,600			3,744,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021	1,087,500		1,312,900		1,501,400			1,294,700
Inventories	5,288,400		4,859,600		4,696,300			2,977,100
Income tax receivable	52,700		161,400		161,100			333,300
Prepaid expenses and other current assets	537,300		456,800		547,600			350,900
Assets of discontinued operations			0		200			55,300
Total current assets	9,454,500		12,989,900		16,269,300			18,431,100
Property and equipment, net	1,168,400		1,163,200		1,005,600			412,600
Other intangible assets, net	$ 1,505,200		$ 1,763,000		2,079,800			2,557,800
Effect of Restatement [Member]
Total assets				$ 8,440,900	8,023,700
Total assets				(8,440,900)	(8,023,700)
Accumulated deficit				(8,440,900)	(8,023,700)
Total shareholder equity				(8,440,900)	(8,023,700)
Total shareholders' equity				(8,440,900)	(8,023,700)
Total liabilities and shareholders' equity				(8,440,900)	(8,023,700)
Goodwill				(4,280,100)	(4,280,100)
Deferred taxes				(4,160,800)	(3,743,600)
Total liabilities and shareholders' equity				8,440,900	8,023,700
As Filed [Member]
Operating lease right-of-use assets				1,442,100	1,475,500
Other assets				62,400	62,400
Total assets				27,576,100	29,031,600
Accounts payable				452,800	1,105,900
Accrued expenses				762,500	796,000
Contract liabilities					29,000
Contingent consideration, current portion					0
Bank overdraft				84,000	0
Total assets				(27,576,100)	(29,031,600)
Lease liabilities, current portion				284,400	299,300
Paycheck Protection Program loan				0	0
Liabilities of discontinued operations				0	0
Total current liabilities				1,583,700	2,230,200
Accumulated deficit				(7,587,500)	(6,295,500)
Contingent consideration payable, less current portion				0	0
Total shareholder equity				24,826,100	25,614,200
Lease liabilities, less current portion				1,218,700	1,239,600
Other long-term liabilities				0	0
Total shareholders' equity				24,773,700	25,561,800			$ 26,224,800
Total liabilities and shareholders' equity				(27,576,100)	(29,031,600)
Total liabilities				2,802,400	3,469,800
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021				351,200	351,200
Additional paid-in capital				32,282,200	31,664,100
Accumulated comprehensive loss				(219,800)	(105,600)
Goodwill				4,395,400	4,395,400
Deferred taxes				4,160,800	3,743,600
Less common stock held in treasury at cost, 19,802 shares				52,400	52,400
Total liabilities and shareholders' equity				27,576,100	29,031,600
Cash and cash equivalents				2,437,700	2,971,100
Investment securities				5,298,600	6,391,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021				1,141,300	1,501,400
Inventories				4,956,200	4,696,300
Income tax receivable				161,400	161,100
Prepaid expenses and other current assets				510,400	547,600
Assets of discontinued operations				0	200
Total current assets				14,505,600	16,269,300
Property and equipment, net				1,066,200	1,005,600
Other intangible assets, net				1,943,600	2,079,800
As Restated [Member]
Operating lease right-of-use assets				1,442,100	1,475,500
Other assets				62,400	62,400
Total assets				19,135,200	21,007,900
Accounts payable				452,800	1,105,900
Accrued expenses				762,500	796,000
Contract liabilities					29,000
Contingent consideration, current portion					0
Bank overdraft				84,000	0
Total assets				(19,135,200)	(21,007,900)
Lease liabilities, current portion				284,400	299,300
Paycheck Protection Program loan					0
Liabilities of discontinued operations					0
Total current liabilities				1,583,700	2,230,200
Accumulated deficit				(16,028,400)	(14,319,200)
Contingent consideration payable, less current portion				0	0
Total shareholder equity				16,385,200	17,590,500
Lease liabilities, less current portion				1,218,700	1,239,600
Other long-term liabilities				0	0
Total shareholders' equity				16,332,800	17,538,100
Total liabilities and shareholders' equity				(19,135,200)	(21,007,900)
Total liabilities				2,802,400	3,469,800
Common stock, $.05 par value; 20,000,000 and 15,000,000 shares authorized; 7,023,401 and 6,477,945 shares issued; 7,003,599 and 6,458,143 shares outstanding at June 30, 2022 and June 30, 2021				351,200	351,200
Additional paid-in capital				32,282,200	31,664,100
Accumulated comprehensive loss				(219,800)	(105,600)
Goodwill				115,300	115,300
Deferred taxes				0	0
Less common stock held in treasury at cost, 19,802 shares				52,400	52,400
Total liabilities and shareholders' equity				19,135,200	21,007,900
Cash and cash equivalents				2,437,700	2,971,100
Investment securities				5,298,600	6,391,600
Trade accounts receivable, less allowance for doubtful accounts of $15,600 at June 30, 2022 and June 30, 2021				1,141,300	1,501,400
Inventories				4,956,200	4,696,300
Income tax receivable				161,400	161,100
Prepaid expenses and other current assets				510,400	547,600
Assets of discontinued operations				0	200
Total current assets				14,505,600	16,269,300
Property and equipment, net				1,066,200	1,005,600
Other intangible assets, net				$ 1,943,600	$ 2,079,800